Stock-Based Compensation Vesting Period and Contractual Term (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Volatility	23.85%	32.84%	30.88%
Risk-free interest rate	1.88%	2.16%	1.52%
Expected term (years)	6 years 6 months	6 years 6 months	6 years 6 months
Dividend yield	0.00%	0.00%	0.00%
Grant-date fair value	$ 5.74	$ 5.15	$ 2.14